Additional information on operating expenses by nature	12 Months Ended
Dec. 31, 2018
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Additional information on operating expenses by nature
10.	Additional information on operating expenses by nature

Depreciation, amortization and impairment charges are included in the following line items of the 2018 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill
Cost of sales	2 841	67	—
Distribution expenses	186	3	—
Sales and marketing expenses	420	165	—
Administrative expenses	309	260	—
Other operating expenses	8	—	—

Depreciation, amortization and impairment	3 764	496	—

Depreciation, amortization and impairment charges are included in the following line items of the 2017 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill
Cost of sales	2 817	40	—
Distribution expenses	199	4	—
Sales and marketing expenses	425	196	—
Administrative expenses	337	248	—
Other operating expenses	4	—	6

Depreciation, amortization and impairment	3 782	488	6

Depreciation, amortization and impairment charges are included in the following line items of the 2016 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Impairment of goodwill
Cost of sales	2 292	21	—
Distribution expenses	143	1	—
Sales and marketing expenses	363	208	—
Administrative expenses	222	218	—
Other operating expenses	2	1	—

Depreciation, amortization and impairment	3 025	452	—

The depreciation, amortization and impairment of property, plant and equipment included a full-cost reallocation of 2m US dollar in 2018 from the aggregate depreciation, amortization and impairment expense to cost of goods sold (2017: 1m US dollar; 2016: 9m US dollar).

The 2017 increase in depreciation, amortization and impairment charges is mainly due to the business combination with SAB.